Note 19 Tax assets and liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax assets and liabilities [Line Items]
Current tax assets	[1]	€ 3,998	€ 4,295	€ 2,860
Deferred tax assets		13,869	14,354	14,641	€ 14,747
Tax assets		17,867	18,650	17,501
Current tax liabilities	[1]	1,480	575	878
Deferred tax liabilities		2,540	2,458	1,677	€ 1,520
Tax liabilities		4,020	3,033	2,554
Pensions [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		619	534	445
Financial instruments [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		814	1,335	1,069
Deferred tax liabilities		1,184	915	761
Loss allowances [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		2,210	2,158	2,127
Other [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,518	1,495	1,467
Deferred tax liabilities		1,356	1,543	916
Secured tax assets [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		7,885	7,979	8,534
Tax losses [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		€ 823	€ 853	€ 999

[1]
(1)The decrease in current tax assets in 2025 compared to 2024 is due, among other things, to a lower Mexican tax receivable related to corporate income tax, as the installment payments made in 2024 were particularly high. The increase in current tax liabilities in 2025 compared to 2024 is mainly due to the Spanish Interest Margin and Commission Tax (IMIC) for the 2025 financial year, as well as the increase in the Mexican tax liability related to the estimated corporate income tax for the 2025 financial year.
On the other hand, the increase in current tax assets in 2024 compared to 2023 corresponds mainly to a higher tax receivable of the tax group in Spain, as well as in Mexico and Colombia, in relation to the Corporate Income Tax for the year 2024 related to the installment payments made in the year. On the other hand, the decrease in current tax liabilities in 2024 compared to 2023, corresponds mainly to the decrease in the tax payable in Mexico and Argentina in relation to the estimated income tax for the year 2023.